Net Income per Share Attributable to Common Stockholders (Detail)	0 Months Ended	9 Months Ended
	Dec. 20, 2012	Sep. 30, 2014
Earnings Per Share [Abstract]
Convertible preferred stock cumulative dividend rate	8.00%
Common stock conversion basis		Each share of Class B common stock will convert automatically into one share of Class A common stock upon the date when the outstanding shares of Class B common stock represent less than 10% of the aggregate number of shares of common stock then outstanding.